REVENUE AND SEGMENT INFORMATION - Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue
Sales of goods	¥ 288,853,556		¥ 297,102,961	¥ 202,036,585
Transportation services	1,817,566		1,470,334	1,621,570
Total revenue from contracts with customers (net of value-added tax)	290,671,122		298,573,295	203,658,155
Rental income	316,820		312,055	334,924
Total revenue	¥ 290,987,942	$ 42,189,286	¥ 298,885,350	¥ 203,993,079